Related Party Transactions - Private Placement Warrants - Additional Information (Detail) - Montes Archimedes Acquisition Corp. - USD ($)			6 Months Ended
	Nov. 12, 2020	Oct. 09, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Gross proceeds	$ 10,700,000
Financing costs - derivative warrant liability			$ 6,800,025
Class A common stock
Related Party Transaction [Line Items]
Number of shares issuable per warrant (in shares)		1
Private Placement | Sponsor
Related Party Transaction [Line Items]
Number of warrants to purchase the shares issued (in shares)	214,365	10,000,000
Price of warrants (in dollars per share)		$ 1.00
Proceeds from issuance of warrants		$ 10,000,000
Gross proceeds	$ 214,000	$ 10,000,000
Financing costs - derivative warrant liability	$ 5,100,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Private Placement | Class A common stock
Related Party Transaction [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50